4. LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Loans Details 1
Beginning balance	$ 8,331	$ 9,256	$ 6,806
Provisions charged to operating expense	1,910	3,900	3,896
Recoveries	203	57	30
Loans Charged-offs	(1,885)	(4,882)	(1,476)
Ending balance	$ 8,559	$ 8,331	$ 9,256